SHARE BASED COMPENSATION	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

11. SHARE BASED COMPENSATION

The following table summarizes share-based compensation expense included in the condensed consolidated statements of operations (in thousands):

	Three Months Ended April 30,		Six Months Ended April 30,
	2022	2021	2022	2021
Research and development	$11	$56	$24	$113
General and administrative	12	159	25	338
Total	$23	$215	$49	$451

Stock Options

A summary of changes in the stock option plan for the six months ended April 30, 2022 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value (in thousands)
Outstanding as of October 31, 2021	11,174	$1,545.60	7.80	$27
Cancelled or expired	(73)	22,200.00
Outstanding as of April 30, 2022	11,101	$1,408.80	7.31	$-
Vested and exercisable at April 30, 2022	6,058	$2,544.00	6.64	$-

The following table summarizes information about the outstanding and exercisable options at April 30, 2022:

Options Outstanding				Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Price Range	Outstanding	Contractual	Price	Exercisable	Contractual	Price
$24.00-$80.00	8,407	8.05	$43.20	3,375	7.95	$40.00
$80.01-$800.00	692	6.56	$597.60	681	6.55	$604.80
$800.01-$8,000.00	1,130	5.73	$2,321.60	1,130	5.73	$2,321.60
$8,000.01-$20,664.00	872	2.83	$14,040.80	872	2.83	$14,040.80

As of April 30, 2022, there was approximately $101,000 of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining weighted average vesting period of 1.16 years.

Potential Acceleration of Stock Options

In the event of a merger transaction, similar to the Previously Proposed Merger Agreement, all of the Chief Executive Officer’s 625 unvested stock options as of April 30, 2022, pursuant to his employment agreement, would accelerate.

9. SHARE BASED COMPENSATION

The following table summarizes share-based compensation expense included in the consolidated statement of operations by expense category for the years ended October 31, 2021 and 2020 (in thousands):

	Year Ended October 31,
	2021	2020
Research and development	$164	$308
General and administrative	402	583
Total	$566	$891

Amendments

The Advaxis, Inc. 2015 Incentive Plan (the “2015 Plan”) was originally ratified and approved by the Company’s stockholders on May 27, 2015. Subject to proportionate adjustment in the event of stock splits and similar events, the aggregate number of shares of common stock that may be issued under the 2015 Plan is 3,000 shares, plus a number of additional shares (not to exceed 542) underlying awards outstanding as of the effective date of the 2015 Plan under the prior plan that thereafter terminate or expire unexercised, or are cancelled, forfeited or lapse for any reason.

On January 1, 2020, 2,083 shares were added to the 2015 Plan.

At the Annual Meeting of Stockholders of the Company held on May 4, 2020, the Company’s stockholders voted to approve an amendment to increase the number of shares authorized for issuance under the 2015 Plan from 10,972 shares to 75,000 shares.

On January 1, 2021, 2,083 shares were added to the 2015 Plan.

As of October 31, 2021, there were 64,100 shares available for issuance under the 2015 Plan.

Restricted Stock Units (RSUs)

A summary of the Company’s RSU activity and related information for the fiscal year ended October 31, 2021 and 2020 is as follows:

	Number of RSU’s	Weighted-Average Grant Date Fair Value
Balance at October 31, 2019	184	$3,809.60
Vested	(111)	4,847.20
Cancelled	(4)	7,904.00
Balance at October 31, 2020	69	$1,945.60
Vested	(69)	1,945.60
Balance at October 31, 2021	-	$-

The fair value of the RSUs as of the respective vesting dates was approximately $3,000 and $5,000 for the years ended October 31, 2021 and 2020, respectively.

Employee Stock Awards

Common stock issued to executives and employees related to vested incentive retention awards and employment inducements totaled 69 shares and 110 shares during the years ended October 31, 2021 and 2020, respectively. Total stock compensation expense associated with these awards for the years ended October 31, 2021 and 2020 was approximately $67,000 and $0.2 million, respectively.

Stock Options

A summary of changes in the stock option plan for the years ended October 31, 2021 and 2020 is as follows (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding as of October 31, 2019	7,006	$5,724.80	7.34	$1
Granted	8,063	48.80
Cancelled or expired	(2,422)	2,757.60
Outstanding as of October 31, 2020	12,647	$2,674.40	8.04	$4
Granted	625	31.20
Exercised	(4)	24.00
Cancelled or expired	(2,094)	7,914.40
Outstanding as of October 31, 2021	11,174	$1,545.60	7.8	$27
Vested and exercisable at October 31, 2021	5,706	$2,962.40	6.98	$15

During the year ended October 31, 2021, the Company granted stock options to purchase 625 shares of its common stock to an employee. The stock options have a ten-year term, vest over three years from the date of grant, and have an exercise price of $31.20. During the year ended October 31, 2020, the Company granted stock options to purchase 7,250 and 813 shares of its common stock to employees and directors, respectively. The stock options issued to employees have a ten-year term, vest over three years, and have an exercise price of $39.20 to $52.80. The stock options issued to directors have a ten-year term, vest over three years, and have an exercise price of $52.80.

The weighted average grant date fair value of options granted during the fiscal years ended October 31, 2021 and 2020 was $25.60 and $38.40, respectively.

The total intrinsic value of options exercised during the fiscal years ended October 31, 2021 and 2020 was $162 and $0.

Total compensation cost related to the Company’s outstanding stock options, recognized in the consolidated statement of operations for the years ended October 31, 2021 and 2020 was approximately $0.5 million and $0.7 million, respectively.

As of October 31, 2021, there was approximately $0.2 million of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining weighted average vesting period of approximately 1.61 years.

The following table summarizes information about the outstanding and exercisable stock options at October 31, 2021:

Options Outstanding					Options Exercisable
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
Exercise	Number	Remaining	Exercise	Intrinsic	Number	Remaining	Exercise	Intrinsic
Price Range	Outstanding	Contractual	Price	Value	Exercisable	Contractual	Price	Value
$24.00-$800.00	9,098	8.43	$84.80	$27	3,630	8.23	$112.00	$15
$800.01-$8,000.00	1,130	6.22	$2,321.60	$-	1,130	6.22	$2,321.60	$-
$8,000.01-$16,000	637	3.47	$12,973.60	$-	637	3.47	$12,973.60	$-
$16,000.01-$22,200.00	309	2.22	$18,188.00	$-	309	2.22	$18,188.00	$-

The fair value of each option granted from the Company’s stock option plans during the years ended October 31, 2021 and 2020 was estimated on the date of grant using the Black-Scholes option-pricing model. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s common stock price, (ii) the periods of time over which employees and Board Directors are expected to hold their options prior to exercise (expected lives), (iii) expected dividend yield on the Company’s common stock, and (iv) risk-free interest rates, which are based on quoted U.S. Treasury rates for securities with maturities approximating expected lives of the options. The Company used their own historical volatility in determining the volatility to be used. The expected term of the stock option grants was calculated using the “simplified” method in accordance with the SEC Staff Accounting Bulletin 107. The “simplified” method was used since the Company believes its historical data does not provide a reasonable basis upon which to estimate expected term and the Company does not have enough option exercise data from its grants issued to support its own estimate as a result of vesting terms and changes in the stock price. The expected dividend yield is zero as the Company has never paid dividends to common shareholders and does not currently anticipate paying any in the foreseeable future.

The following table provides the weighted average fair value of stock options granted to directors and employees and the related assumptions used in the Black-Scholes model:

	Year Ended
	October 31, 2021	October 31, 2020
Expected term	6 years	5.50-6.50 years
Expected volatility	103.27%	100.27-105.21%
Expected dividends	0%	0%
Risk free interest rate	0.53%	0.36-0.62%

Employee Stock Purchase Plan

The Advaxis, Inc. 2018 Employee Stock Purchase Plan (ESPP) was approved by the Company’s shareholders on March 21, 2018. The 2018 ESPP allows employees to purchase common stock of the Company at a 15% discount to the market price on designated exercise dates. Employees were eligible to participate in the 2018 ESPP beginning May 1, 2018. 12,500 shares of the Company’s Common stock were reserved for issuance under the 2018 ESPP.

During the fiscal years ended October 31, 2021 and 2020, the Company issued 12 and 176 shares, respectively, under the 2018 ESPP. In July 2021, the ESPP was terminated.